CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	160,000	175,000	175,000
Preferred Stock, Shares Outstanding	160,000	175,000	0
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	107,458,430	81,717,154	77,817,861
Common Stock, Shares, Outstanding	107,458,430	81,717,154	77,817,861